Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000007237 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007237 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007237 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000007237 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
C000007237 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007237 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007237 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007237 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007237 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007237 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007237 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007237 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007237 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.00%
C000007237 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007237 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000007238 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000007238 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007238 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000007238 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
C000007238 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007238 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007238 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007238 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007238 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007238 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007238 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007238 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007238 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007238 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007238 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.00%
C000007238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000007239 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007239 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007239 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007239 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007239 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007239 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000007239 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%
C000007239 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
C000007240 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007240 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007240 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007240 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007240 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000007240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%
C000007240 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
C000007241 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000007241 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
C000007241 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007241 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007241 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007241 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007241 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007241 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007241 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000007241 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000007242 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%
C000007242 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007242 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007242 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000007242 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007243 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007243 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007243 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007243 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007243 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007243 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007243 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007243 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007243 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007243 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007243 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007243 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007243 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007243 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007243 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007243 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007243 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007243 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007243 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007243 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007243 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000007244 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007244 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007244 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007244 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007244 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007244 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007244 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007244 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007244 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007244 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007244 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007244 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007244 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.50%
C000007244 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007244 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007244 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007244 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007244 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007244 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007244 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000007245 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007245 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007245 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007245 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007245 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007245 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007245 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007245 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007245 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007245 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007245 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007245 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007245 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.80%
C000007245 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007245 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007245 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007245 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007245 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007245 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007245 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007245 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007246 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007246 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007246 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007246 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007246 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007246 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007246 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007246 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007246 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007246 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007246 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007246 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007246 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.80%
C000007246 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007246 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007246 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007246 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007246 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007246 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.20%
C000007246 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007246 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000007247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007247 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007247 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007247 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007247 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007247 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007247 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007247 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000007247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000007247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007247 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000007248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007248 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007248 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007248 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007248 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007248 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007248 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007248 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000007248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000007248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000007248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007248 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007248 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007249 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007249 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007249 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007249 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007249 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007249 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007249 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007249 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007249 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007249 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007249 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000007249 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000007250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007250 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007250 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007250 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007250 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007250 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007250 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007250 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007250 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000007250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000007255 [Member] | Zero To 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000007255 [Member] | Eight To 29 Days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000007255 [Member] | Thirty To 59 Days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000007255 [Member] | Sixty To 89 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007255 [Member] | Ninety To 365 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007255 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%
C000007255 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000007255 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	70.60%
C000007255 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000007256 [Member] | Zero To 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000007256 [Member] | Eight To 29 Days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000007256 [Member] | Thirty To 59 Days [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000007256 [Member] | Sixty To 89 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007256 [Member] | Ninety To 365 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007256 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%
C000007256 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
C000007256 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	70.60%
C000007256 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000007261 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007261 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007261 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007261 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007261 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007261 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007261 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007261 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007261 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007261 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000007261 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007261 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007261 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.70%
C000007261 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007261 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000007261 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007261 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007261 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.30%
C000007261 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007261 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007262 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007262 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007262 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007262 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007262 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007262 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007262 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007262 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007262 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007262 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000007262 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007262 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007262 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.70%
C000007262 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007262 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.80%
C000007262 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.30%
C000007262 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007262 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007263 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007263 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007263 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007263 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007263 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007263 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007263 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007263 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007263 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007263 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007263 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007263 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007263 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007263 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007263 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007263 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007263 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007263 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007263 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.00%
C000007263 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007263 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000007264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007264 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007264 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007264 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007264 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007264 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007264 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007264 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007264 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007264 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007264 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007264 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007264 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007264 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007264 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007264 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.00%
C000007264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000007267 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007267 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000007267 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000007267 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007267 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007267 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007267 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007267 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007267 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007267 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007267 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000007267 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000007267 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007268 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007268 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000007268 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000007268 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007268 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007268 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007268 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007268 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007268 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007268 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000007268 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000007268 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007271 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007271 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007271 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007271 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007271 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007271 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007271 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000007271 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007271 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000007271 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000007271 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000007272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007272 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007272 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007272 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007272 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007272 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007272 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007272 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000007272 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007272 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000007272 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000007272 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000007281 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007281 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007281 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007281 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007281 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007281 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007281 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007281 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007281 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007281 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000007281 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000007281 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007281 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007281 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007281 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007282 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007282 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007282 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007282 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007282 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007282 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007282 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007282 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007282 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007282 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007282 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007282 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007282 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000007282 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000007282 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007282 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007282 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007282 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007282 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007282 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007285 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007285 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007285 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007285 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007285 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007285 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007285 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007285 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007285 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007285 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007285 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007285 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.70%
C000007285 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007285 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.70%
C000007285 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007285 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007285 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007285 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.50%
C000007285 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007285 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007286 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007286 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007286 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007286 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007286 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007286 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007286 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007286 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007286 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007286 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007286 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007286 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.70%
C000007286 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007286 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.70%
C000007286 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007286 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007286 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007286 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.50%
C000007286 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007286 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007287 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007287 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007287 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007287 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007287 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007287 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007287 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007287 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007287 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007287 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007287 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007287 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.30%
C000007287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007287 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007287 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	44.50%
C000007287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007287 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000007287 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007288 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007288 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000007288 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007288 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007288 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007288 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007288 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007288 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007288 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007288 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007288 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007288 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007288 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.30%
C000007288 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007288 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007288 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007288 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	44.50%
C000007288 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007288 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000007288 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000007288 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007289 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007289 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007289 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007289 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007289 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007289 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007289 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007289 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007289 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007289 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007289 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007289 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007289 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007289 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007289 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007289 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.60%
C000007289 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007289 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000007290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007290 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007290 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007290 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007290 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007290 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007290 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007290 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007290 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007290 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007290 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007290 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007290 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007290 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007290 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.60%
C000007290 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007290 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000007291 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[1]
C000007291 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
Percent of Total Long Exposure	2.60%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	7.10%	[1]
C000007291 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
Percent of Total Long Exposure	2.50%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	6.90%	[1]
C000007291 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[2]
Percent of Total Long Exposure	45.20%	[3]
Percent of Total Short Exposure	(19.90%)	[3]
Percent of Net Long Exposure	61.30%	[1]
C000007291 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(1.80%)	[3]
Percent of Net Long Exposure	8.80%	[1]
C000007291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(47.20%)	[4]
C000007291 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	15.30%	[1]
C000007291 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(0.90%)	[3]
Percent of Net Long Exposure	1.00%	[1]
C000007291 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
Percent of Total Long Exposure	2.40%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	11.10%	[1]
C000007291 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(0.50%)	[3]
Percent of Net Long Exposure	2.20%	[1]
C000007291 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.90%	[1]
C000007291 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
Percent of Total Long Exposure	4.80%	[3]
Percent of Total Short Exposure	(2.00%)	[3]
Percent of Net Long Exposure	9.80%	[1]
C000007291 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(3.40%)	[3]
Percent of Net Long Exposure	4.20%	[1]
C000007291 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Percent of Total Long Exposure	6.70%	[3]
Percent of Total Short Exposure	(5.00%)	[3]
Percent of Net Long Exposure	3.90%	[1]
C000007291 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Percent of Total Long Exposure	2.40%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	2.90%	[1]
C000007291 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
Percent of Total Long Exposure	0.20%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	3.50%	[1]
C000007291 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	(3.30%)	[3]
Percent of Net Short Exposure	(0.70%)	[1]
C000007291 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Percent of Total Long Exposure	4.90%	[3]
Percent of Total Short Exposure	(1.40%)	[3]
Percent of Net Long Exposure	3.90%	[1]
C000007291 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%	[2]
Percent of Total Long Exposure	52.70%	[3]
Percent of Total Short Exposure	(21.30%)	[3]
Percent of Net Long Exposure	105.80%	[1]
C000007291 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[2]
Percent of Total Long Exposure	19.00%	[3]
Percent of Total Short Exposure	(16.90%)	[3]
Percent of Net Long Exposure	36.30%	[1]
C000007291 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.50%	[1]
C000007291 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.30%	[1]
C000007291 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
Percent of Total Long Exposure	0.00%	[3]
Percent of Total Short Exposure	0.00%	[3]
Percent of Net Long Exposure	0.80%	[1]
C000007291 [Member] | Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.30%	[5]
C000007292 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[6]
C000007292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
Percent of Total Long Exposure	2.60%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	7.10%	[6]
C000007292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
Percent of Total Long Exposure	2.50%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	6.90%	[6]
C000007292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[7]
Percent of Total Long Exposure	45.20%	[8]
Percent of Total Short Exposure	(19.90%)	[8]
Percent of Net Long Exposure	61.30%	[6]
C000007292 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(1.80%)	[8]
Percent of Net Long Exposure	8.80%	[6]
C000007292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(47.20%)	[9]
C000007292 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	15.30%	[6]
C000007292 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(0.90%)	[8]
Percent of Net Long Exposure	1.00%	[6]
C000007292 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[7]
Percent of Total Long Exposure	2.40%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	11.10%	[6]
C000007292 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(0.50%)	[8]
Percent of Net Long Exposure	2.20%	[6]
C000007292 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.90%	[6]
C000007292 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
Percent of Total Long Exposure	4.80%	[8]
Percent of Total Short Exposure	(2.00%)	[8]
Percent of Net Long Exposure	9.80%	[6]
C000007292 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(3.40%)	[8]
Percent of Net Long Exposure	4.20%	[6]
C000007292 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
Percent of Total Long Exposure	6.70%	[8]
Percent of Total Short Exposure	(5.00%)	[8]
Percent of Net Long Exposure	3.90%	[6]
C000007292 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
Percent of Total Long Exposure	2.40%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	2.90%	[6]
C000007292 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
Percent of Total Long Exposure	0.20%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	3.50%	[6]
C000007292 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	(3.30%)	[8]
Percent of Net Short Exposure	(0.70%)	[6]
C000007292 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
Percent of Total Long Exposure	4.90%	[8]
Percent of Total Short Exposure	(1.40%)	[8]
Percent of Net Long Exposure	3.90%	[6]
C000007292 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%	[7]
Percent of Total Long Exposure	52.70%	[8]
Percent of Total Short Exposure	(21.30%)	[8]
Percent of Net Long Exposure	105.80%	[6]
C000007292 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[7]
Percent of Total Long Exposure	19.00%	[8]
Percent of Total Short Exposure	(16.90%)	[8]
Percent of Net Long Exposure	36.30%	[6]
C000007292 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.50%	[6]
C000007292 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.30%	[6]
C000007292 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
Percent of Total Long Exposure	0.00%	[8]
Percent of Total Short Exposure	0.00%	[8]
Percent of Net Long Exposure	0.80%	[6]
C000007292 [Member] | Cash And Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	4.30%	[10]

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[3]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[4]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[5]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[10]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.